Pioneer Solutions - Balanced Fund
Schedule of Investments  |  April 30, 2023

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  4/30/23
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 4.6% of Net Assets
	Open-End Fund — 4.6%
17,030,924(a)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 17,030,924
		$17,030,924

	TOTAL SHORT TERM INVESTMENTS (Cost $17,030,924)	$17,030,924

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 4.6% (Cost $17,030,924)	$17,030,924
		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income
	Affiliated Issuers — 95.5%*
	Mutual Funds — 95.5% of Net Assets
2,418,186	Pioneer Balanced ESG Fund Class K	$(22,428)	$167,798	$—	$123,798	$ 22,803,491
1,360,796	Pioneer Bond Fund Class K	(2,631,507)	1,846,135	—	395,343	11,403,474
305,272	Pioneer CAT Bond Fund Class K	—	84,512	—	—	3,153,456
80,323	Pioneer Core Equity Fund Class K	158,922	(440,788)	214,281	22,940	1,532,564
212,633	Pioneer Disciplined Value Fund Class Y	(1,665,931)	977,620	589,423	154,569	2,883,310
86,074	Pioneer Equity Income Fund Class K	(491,305)	(309,663)	646,228	126,102	2,888,641
1,917,421	Pioneer Flexible Opportunities Fund Class K	(8,390,239)	6,192,068	—	1,476,343	21,686,031
49,104	Pioneer Fund Class K	(78,315)	(293,003)	121,834	23,046	1,548,237
1Pioneer Solutions - Balanced Fund |  | 4/30/23

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	Mutual Funds — (continued)
57,747	Pioneer Fundamental Growth Fund Class K	$57,491	$(262,504)	$153,694	$—	$ 1,547,619
4,628,889	Pioneer Global Sustainable Equity Fund Class K	(381,323)	1,681,789	3,260,038	1,136,355	74,663,985
1,574,338	Pioneer International Equity Fund Class Y	(740,486)	4,188,039	529,153	747,841	37,390,536
9,838,391	Pioneer Multi-Asset Income Fund Class K	(987,216)	1,790,839	—	5,195,959	111,862,506
4,368,516	Pioneer Multi-Asset Ultrashort Income Fund Class K	(71,338)	197,340	—	1,582,713	41,806,695
Pioneer Solutions - Balanced Fund |  | 4/30/232

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	Mutual Funds — (continued)
2,448,330	Pioneer Short-Term Income Fund Class K	$—	$220,124	$—	$473,583	$ 21,569,789
205,475	Pioneer Strategic Income Fund Class K	(1,994,950)	1,899,273	—	112,298	1,925,297
	Total Mutual Funds (Cost $350,669,786)	$(17,238,625)	$17,939,579	$5,514,651	$11,570,890	$358,665,631

	Total Investments in Affiliated Issuers — 95.5% (Cost $350,669,786)	$(17,238,625)	$17,939,579	$5,514,651	$11,570,890	$358,665,631
	OTHER ASSETS AND LIABILITIES — (0.1)%					$(265,439)
	net assets — 100.0%					$375,431,116

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2023.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
3Pioneer Solutions - Balanced Fund |  | 4/30/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Open-End Fund	$17,030,924	$—	$—	$17,030,924
Affiliated Mutual Funds	358,665,631	—	—	358,665,631
Total Investments in Securities	$375,696,555	$—	$—	$375,696,555
During the period ended April 30, 2023, there were no transfers in or out of Level 3.
Pioneer Solutions - Balanced Fund |  | 4/30/234